ACQUISITIONS/DIVESTITURES - Businesses Acquired, 2014 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
ACQUISITIONS
Goodwill	$ 30,556	$ 36,199	$ 32,021
Cognitive Solutions
ACQUISITIONS
Goodwill	15,156	19,484	15,621
Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill	$ 9,373	$ 10,258	$ 10,156
2014 Acquisitions
ACQUISITIONS
Businesses acquired, number (in entities) | item	6
Businesses acquired, aggregate cost	$ 608
Acquired intangible asset, weighted average useful life	6 years 9 months 18 days
Goodwill	$ 442
Expected percent of goodwill deductible for tax purposes	1.00%
Percentage of business acquired (as a percent)	100.00%
2014 Acquisitions | Cognitive Solutions
ACQUISITIONS
Businesses acquired, number (in entities) | item	4
Goodwill	$ 311
2014 Acquisitions | Technology Services & Cloud Platforms
ACQUISITIONS
Businesses acquired, number (in entities) | item	2
Goodwill	$ 131